Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—15.4%
Alphabet, Inc. Class A(1)	2,703	$3,141
Alphabet, Inc. Class C(1)	2,776	3,228
Comcast Corp. Class A	38,658	1,329
Facebook, Inc. Class A(1)	20,655	3,445
Netflix, Inc.(1)	5,796	2,177
Walt Disney Co. (The)	4,859	469
		13,789

Consumer Discretionary—14.3%
Amazon.com, Inc.(1)	3,950	7,701
Chipotle Mexican Grill, Inc.(1)	783	513
Home Depot, Inc. (The)	9,952	1,858
O’Reilly Automotive, Inc.(1)	4,423	1,332
Royal Caribbean Cruises Ltd.	5,565	179
TJX Cos., Inc. (The)	25,776	1,232
		12,815

Consumer Staples—4.8%
Colgate-Palmolive Co.	11,750	780
Costco Wholesale Corp.	7,669	2,186
Estee Lauder Cos., Inc. (The) Class A	8,076	1,287
		4,253

Financials—1.3%
American Express Co.	9,247	791
Goldman Sachs Group, Inc. (The)	2,412	373
		1,164

Health Care—13.2%
Alexion Pharmaceuticals, Inc.(1)	6,979	627
Becton, Dickinson & Co.	1,932	444
Bristol-Myers Squibb Co.	20,030	1,116
	Shares	Value

Health Care—continued
DexCom, Inc.(1)	2,967	$799
Edwards Lifesciences Corp.(1)	8,197	1,546
Exact Sciences Corp.(1)	10,181	591
Insulet Corp.(1)	2,259	374
Intuitive Surgical, Inc.(1)	1,842	912
Mettler-Toledo International, Inc.(1)	1,339	925
Teladoc Health, Inc.(1)	3,701	574
Thermo Fisher Scientific, Inc.	1,927	547
UnitedHealth Group, Inc.	8,623	2,150
Vertex Pharmaceuticals, Inc.(1)	5,167	1,229
		11,834

Industrials—8.4%
Boeing Co. (The)	4,433	661
Deere & Co.	7,637	1,055
Emerson Electric Co.	9,025	430
Fair Isaac Corp.(1)	1,240	382
Honeywell International, Inc.	8,287	1,109
IHS Markit Ltd.	12,351	741
Knight-Swift Transportation Holdings, Inc.	29,993	984
Roper Technologies, Inc.	1,623	506
Waste Management, Inc.	7,283	674
Xylem, Inc.	14,095	918
		7,460

Information Technology—39.0%
Analog Devices, Inc.	6,472	580
Apple, Inc.	24,638	6,265
Applied Materials, Inc.	23,052	1,056
Autodesk, Inc.(1)	11,149	1,740
Avalara, Inc.(1)	6,693	499
Mastercard, Inc. Class A	9,279	2,242
Microsoft Corp.	65,239	10,289
	Shares	Value

Information Technology—continued
NVIDIA Corp.	6,165	$1,625
Paycom Software, Inc.(1)	2,262	457
QUALCOMM, Inc.	21,437	1,450
salesforce.com, Inc.(1)	10,732	1,545
Splunk, Inc.(1)	4,966	627
Universal Display Corp.	5,843	770
Visa, Inc. Class A	29,209	4,706
Workday, Inc. Class A(1)	7,805	1,017
		34,868

Materials—1.5%
Air Products & Chemicals, Inc.	2,503	499
Vulcan Materials Co.	7,668	829
		1,328

Real Estate—1.3%
Equinix, Inc.	1,854	1,158
Total Common Stocks (Identified Cost $47,793)		88,669

Total Long-Term Investments—99.2% (Identified Cost $47,793)		88,669

TOTAL INVESTMENTS—99.2% (Identified Cost $47,793)		$88,669
Other assets and liabilities, net—0.8%		699
NET ASSETS—100.0%		$89,368

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$88,669	$88,669
Total Investments	$88,669	$88,669
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SILVANT LARGE-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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